Related Party Transactions - Due from Related Parties (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transaction
Due from Related Parties	¥ 243,785,771	$ 38,255,307	¥ 249,337,340
Service fee receivable from related party
Related Party Transaction
Due from Related Parties	20,597,776	3,232,241	26,149,345
Loans to related party
Related Party Transaction
Due from Related Parties	200,000,000	31,384,364	200,000,000
Loans to related party | Noncontrolling interest shareholder
Related Party Transaction
Due from Related Parties	¥ 23,187,995	$ 3,638,702	¥ 23,187,995